Warrants	6 Months Ended
Jun. 30, 2026
Guarantees and Product Warranties [Abstract]
Warrants

Note 14 — Warrants

Private Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated a private placement of 225,000 Private Units at $10.0 per unit, purchased by the sponsor. The Private Units are identical to the units sold in the Initial Public Offering except that the warrants included in the Private Units (the “Private Warrants”) and the Class A Ordinary shares issuable upon the exercise of the Private Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The Company established the initial fair value for the private warrants at $380,000 on February 11, 2021, the date of the Company’s Initial Public Offering, using a Black-Scholes model. The Company allocated the proceeds received from the sale of Private Units, first to the private warrants based on their fair values as determined at initial measurement, with the remaining proceeds recorded as Class A Ordinary shares subject to possible redemption, and Class A Ordinary shares based on their relative fair values recorded at the initial measurement date. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Black-Scholes model were as follows at their following measurement dates:

	December 31, 2025	December 31, 2025	June 30, 2026	June 30, 2026
	USD	RMB	USD	RMB
Input
Share price	4.42	31.07	4.05	27.58
Risk-free interest rate	3.47%	3.47%	4.10%	4.10%
Volatility	52.79%	52.79%	80.00%	80.00%
Exercise price	69,000.00	484,987.20	69,000.00	469,952.10
Warrant life (yr)	1.92	1.92	1.42	1.42

As of December 9, 2022, the aggregate value of the private warrants was $123,750. The change in fair value from January 1, 2022 to December 9, 2022 was approximately $300,000 was included in the historical retained earnings (accumulated deficits) of Venus. The fair value of the warrants on December 31, 2025 and June 30, 2026 were nil, mainly due to the high exercise price comparing to actual share price.